Other (income)/expense, net	12 Months Ended
Mar. 31, 2018
Other operating income expense [Abstract]
Other (income)/expense, net
24. Other (income)/expense, net

Other (income)/expense, net consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Loss on sale/disposal of property, plant and equipment and other intangibles, net	Rs.	55	Rs.	80	Rs.	112
Sale of spent chemicals		(297)		(206)		(271)
Scrap sales		(169)		(216)		(220)
Miscellaneous income, net (1)		(377)		(723)		(495)
	Rs.	(788)	Rs.	(1,065)	Rs.	(874)

(1)
During the three months ended March 31, 2017, the Company entered into an agreement with Galderma Laboratories, LP to settle the ongoing litigation relating to the Company’s launch of a generic product in the United States. Pursuant to the settlement, the Company recorded an amount of Rs.417, representing the relevant consideration attributable to settlement of such litigation.